Acquisitions - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) (10-K) (Parenthetical) - Purchase Agreement [Member]	Jul. 20, 2018 $ / shares shares
Number of shares purchased | shares	50,000,000
Fair value of weighted equity price per shares | $ / shares	$ 0.016